FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Summary of assets and liabilities measured at fair value on a recurring basis

	Fair value measurement using:
	Quoted prices in	Significant other
	active markets for	observable	Unobservable
	identical assets	inputs	inputs	Fair value at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
	RMB	RMB	RMB	RMB
Long-term investment-Available-for-sale debt investments	—	—	45,773	45,773
Derivative financial instrument-Foreign currency exchange option	—	6,768	—	6,768
Assets	—	6,768	45,773	52,541

Convertible notes
- 2027 Convertible notes	—	—	1,897,738	1,897,738
Liabilities	—	—	1,897,738	1,897,738

	Fair value measurement using:
	Quoted prices in	Significant other
	active markets for	observable	Unobservable
	identical assets	inputs	inputs	Fair value at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
	RMB	RMB	RMB	RMB
Short-term investments:
- Wealth management products	—	379,198	—	379,198
Long-term investment
- Available-for-sale debt investments	—	—	44,491	44,491
Derivative financial instrument
- Foreign currency exchange option	—	11,185	—	11,185
Assets	—	390,383	44,491	434,874

Convertible notes
- 2027 Convertible Notes	—	—	2,178,928	2,178,928
Liabilities	—	—	2,178,928	2,178,982

Summary of reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)

2025 Convertible Notes
RMB
Fair value at December 31, 2022	537,778
Changes in fair value	(21,816)
Settlement	(527,089)
Foreign currency translation adjustment	11,127
Fair value at December 31, 2023	—

2027 Convertible Notes
RMB
Fair value at August 20, 2024	1,683,270
Changes in fair value through the earnings	213,418
Changes in fair value due to instrument-specific credit risk in other comprehensive income	(14,243)
Foreign currency translation adjustment	15,293
Fair value at December 31, 2024	1,897,738
Changes in fair value through the earnings	328,573
Foreign currency translation adjustment	(47,383)
Fair value at December 31, 2025	2,178,928

Derivative liability
RMB

Fair value at December 31, 2022	—
Changes in fair value	187,746
Foreign exchange loss	960
Fair value at December 31, 2023	188,706
Changes in fair value	(132,538)
Foreign currency translation adjustment	892
Fair value immediately prior to the extinguishment	57,060

Summary of reconciliation of all assets measured at fair value on a recurring basis

Available-for-sale debt investments
RMB
Fair value at initial measurement	42,661
Changes in fair value recorded as unrealized gain in other comprehensive income	3,084
Foreign exchange loss	28
Fair value at December 31, 2024	45,773
Changes in fair value recorded as unrealized gain in other comprehensive income	(1,270)
Foreign currency translation adjustment	(12)
Fair value at December 31, 2025	44,491

2025 Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Summary of fair value of available-for-sale debt securities

	As of December 31,	As of December 31,
	2024	2025
Price-to-sales multipier	20.87	21.72
DLOM	20.00%	20.00%